Other Provisions - Provision for Silicosis Settlement - Narative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Change in benefit take-up rate
Disclosure of other provisions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Change in labour number
Disclosure of other provisions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Change in disease risk
Disclosure of other provisions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Change in disease progression rates
Disclosure of other provisions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Provision raised for settlement
Disclosure of other provisions [line items]
Discount rates2	9.50%	6.50%	6.20%
Provisions, Nominal Amount	R 696